Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Generally, long-term equity incentives for executives are granted on the same date as our Compensation & HCM Committee approval date, and in no event is the grant date prior to the approval date. Annual grants are typically made at the Compensation & HCM Committee’s regularly scheduled meeting in December. The Compensation and HCM Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. In addition, in 2025, we did not grant long-term equity incentives (including stock options) during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any current report on Form 8-K that discloses material nonpublic information. We may change our equity grant practices in the future.

Award Timing Method	Generally, long-term equity incentives for executives are granted on the same date as our Compensation & HCM Committee approval date, and in no event is the grant date prior to the approval date. Annual grants are typically made at the Compensation & HCM Committee’s regularly scheduled meeting in December. The Compensation and HCM Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false